Net income attributable to non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 58	€ 36	[1],[2]	€ 113	[1],[2]
Share of net income attributable to non-controlling interests
Disclosure of net income attributable to non-controlling interests [line items]
Net income attributable to non-controlling interests	€ 58	€ 36		€ 113

[1]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[2]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation